6 Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs
Wages and salaries	£ 656	£ 900	£ 811
Defined contribution pension cost	42	39	68
Payments made to third parties	82	142	142
Social security contributions and similar taxes	72	77	97
Benefits in kind	2	3	3
Share-based payment	(58)	(92)	388
Key management personnel compensation	£ 796	£ 1,069	£ 1,509